Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interest and similar expense	R$ (158,250)	R$ (116,747)	R$ (69,305)
Bank Deposits [Member]
IfrsStatementLineItems [Line Items]
Interest and similar expense	(71,508)	(52,358)	(20,492)
Securities Sold Under Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Interest and similar expense	(41,624)	(28,399)	(8,635)
Inter Bank Market Debt [Member]
IfrsStatementLineItems [Line Items]
Interest and similar expense	(34,543)	(22,878)	(24,929)
Institutional Market Debt [Member]
IfrsStatementLineItems [Line Items]
Interest and similar expense	(10,239)	(12,757)	(9,865)
Other Interest And Similar Expense [Member]
IfrsStatementLineItems [Line Items]
Interest and similar expense	R$ (336)	R$ (355)	R$ (5,384)